Taxes on Income (Schedule Of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carry forward	$ 74,253	$ 76,348
Temporary differences:
Allowance for credit loss	14,712	15,990
Research and development	7,335	7,796
Lease liabilities	3,614	3,753
Unrealized foreign exchange gains/losses	6,869	2,414
Vacation	1,103	960
Severance	1,170	1,001
Other	1,558	1,134
Deferred tax assets before valuation allowance	110,614	109,396
Valuation allowance	(104,707)	(103,409)
Deferred tax assets	5,907	5,987
Deferred tax liabilities:
Right-of-use lease assets	(3,799)	(4,033)
Intangible assets	(913)	(1,258)
Other including property and equipment, net	(1,195)	(696)
Deferred tax asset, net	$ 0	$ 0